Advance to Suppliers (Tables)	12 Months Ended
Sep. 30, 2021
Advances To Suppliers [Abstract]
Schedule of advances to suppliers net
	September 30, 2021	September 30, 2020
Advances to suppliers for inventory raw material purchase	$2,738,313	$-
Less: allowance for doubtful accounts	-	-
Advances to suppliers	$2,738,313	$-